Non-Controlling Interests - Summary of Changes in Non-Controlling Interests (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Aug. 31, 2017 CNY (¥)
Minority Interest [Line Items]
Acquisition of additional interest in subsidiaries of non-controlling interests	¥ 64,866
Non-controlling Interests
Minority Interest [Line Items]
Acquisition of additional interest in subsidiaries of non-controlling interests	¥ 15,712